Form N-CSR Cover	6 Months Ended
Apr. 30, 2025
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	AIM International Mutual Funds (Invesco International Mutual Funds)
Entity Central Index Key	0000880859
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025